Combined and Consolidated Statements of Changes in Shareholders' Equity	Common Stock [Member] CNY (¥) shares	Stock Subscription Receivable [Member] CNY (¥)	Additional Paid-in Capital [Member] CNY (¥)	Statutory Reserve [Member] CNY (¥)	AOCI Attributable to Parent [Member] CNY (¥)	Retained Earnings [Member] CNY (¥)	Parent [Member] CNY (¥)	Noncontrolling Interest [Member] CNY (¥)	USD ($) shares	CNY (¥) shares
Balance at Sep. 30, 2022	¥ 14,593	¥ (14,593)	¥ 27,000,000	¥ 437,843		¥ (4,263,121)	¥ 23,174,722			¥ 23,174,722
Balance, shares at Sep. 30, 2022 | shares	20,001,132
Net income for the year						11,223,532	11,223,532			11,223,532
Issuance of shares	7	(7)
Issuance of shares, shares | shares									10,000	10,000
Contribution of capital to Julong Online by shareholder			25,000,000				25,000,000			¥ 25,000,000
Provision of statutory reserve				1,122,353		(1,122,353)
Balance at Sep. 30, 2023	¥ 14,600	(14,600)	52,000,000	1,560,196		5,838,058	59,398,254			59,398,254
Balance, shares at Sep. 30, 2023 | shares	20,011,132
Net income for the year						17,076,187	17,076,187			17,076,187
Provision of statutory reserve				1,707,619		(1,707,619)
Reorganization in Feb 2024			(52,000,000)			(7,098,500)	(59,098,500)			(59,098,500)
Foreign currency translation adjustment	(557)	557
Balance at Sep. 30, 2024	¥ 14,043	(14,043)		3,267,815		14,108,126	17,375,941			17,375,941
Balance, shares at Sep. 30, 2024 | shares	20,011,132
Net income for the year						26,152,199	26,152,199		$ 3,673,578	26,152,199
Provision of statutory reserve				2,615,220		(2,615,220)
Foreign currency translation adjustment	203	(203)			(91)		(91)			(91)
ssuance of Class A ordinary shares for initial public offering (“IPO”), net of issuance cost of RMB 9,241,366	1,023		26,281,420				26,282,443			¥ 26,282,443
ssuance of Class A ordinary shares for initial public offering (IPO), net of issuance cost of RMB 9,242,390, shares | shares									1,437,500	1,437,500
Balance at Sep. 30, 2025	¥ 15,269	¥ (14,246)	¥ 26,281,420	¥ 5,883,035	¥ (91)	¥ 37,645,105	¥ 69,810,492		$ 9,806,222	¥ 69,810,492
Balance, shares at Sep. 30, 2025 | shares	21,448,632